Investment properties (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about investment property [abstract]
Schedule of investment properties

	Shopping Malls	Office and Other rental properties	Undeveloped parcels of land	Properties under development	Others (*)
Fair value hierarchy	3	2	2	2	3	Total
Fair value as of 06.30.17	57,497,286	11,276,723	2,333,783	1,224,582	-	72,332,374
Additions	198,607	1,854	431,067	1,692,757	-	2,324,285
Incorporation as result of business combination (Note 15)	-	-	-	-	183,295	183,295
Capitalization of financial costs (Note 27)	-	-	-	26,093	-	26,093
Disposals	(2,434)	(47,311)	-	-	-	(49,745)
Capitalized lease costs	24,251	7,373	-	2,387	-	34,011
Depreciation of capitalized lease costs (i)	(3,477)	(4,363)	-	-	-	(7,840)
Transfers	2,125	(12,299)	-	(2,125)	-	(12,299)
Net gain from fair value adjustment on investment properties	4,276,354	3,758,101	963,975	418,321	76,364	9,493,115
Fair value as of 06.30.18	61,992,712	14,980,078	3,728,825	3,362,015	259,659	84,323,289
Additions	237,736	64,816	344,894	1,075,630	19,395	1,742,471
Capitalization of financial costs (Note 27)	-	-	-	67,396	-	67,396
Capitalized lease costs	2,840	8,115	-	-	-	10,955
Depreciation of capitalized lease costs (i)	(2,967)	(5,933)	-	-	-	(8,900)
Transfers	363,821	5,383,124	-	(5,744,804)	51,918	54,059
Net gain from fair value adjustment on investment properties	(28,467,712)	(935,662)	1,638,336	2,085,291	(183,317)	(25,863,064)
Fair value as of 06.30.19	34,126,430	19,494,538	5,712,055	845,528	147,655	60,326,206

(i)	As of June 30, 2019 and 2018 depreciation charges were included in "Costs" in the amount of Ps. 8,900 and Ps. 7,840, respectively, in the statement of comprehensive income (See Note 25)
(*)	Corresponds to the DirectTV Arena Stadium and La Rural S.A. - OFC S.R.L - Ogden Argentina S.A. - Entretenimiento Universal S.A. - Transitory Union.

Schedule of fair value measurements of investment properties

June 30, 2019

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	12.10%	3%

June 30, 2018

Property type	Valuation technique	Discount rate	Growth rate
Shopping Malls	Discounted cash flow	9.79%	3%

Schedule of sensitivity of unobservable assumptions

	Discount rate + 1%	Discount rate -1%	Growth rate + 1%	Growth rate - 1%	Inflation + 10% (1)	Inflation - 10% (2)	Devaluation rate + 10% (3)	Devaluation rate - 10% (4)
2019	(3,266)	4,073	1,536	(1,232)	(2,860)	(2,618)	(3,035)	3,709
2018	(7,850)	10,573	4,829	(3,589)	6,271	(5,668)	(5,562)	6,797

(1)	assume a 10% higher inflation rate for each period vis-a-vis projected rates.
(2)	assume a 10% lower inflation rate for each period vis-a-vis projected rates.
(3)	assume a 10% higher exchange rate for each period vis-a-vis projected rates.
(4)	assume a 10% lower exchange rate for each period vis-a-vis projected rates.

Schedule of amounts have been recognized in the statements of comprehensive income

	06.30.19	06.30.18	06.30.17
Revenues from rental and services (Note 24)	7,459,141	7,640,944	7,790,310
Expenses and collective promotion fund (Note 24)	2,595,617	3,071,335	3,281,061
Rental and services costs (Note 25)	3,377,072	3,744,503	4,121,085
Net unrealized loss/ gain from fair value adjustment on investment properties	(25,863,064)	9,477,225	(5,870,527)
Net realized gain from fair value adjustment on investment properties	-	15,890	16,104

Schedule of net book value of mortgaged properties

	06.30.19	06.30.18
Córdoba Shopping (i)	1,112,547	759,103
Total	1,112,547	759,103

(i)	A portion of the Córdoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc. amounting to Ps. 82.3 million and Ps. 54.3 million, as of June 30, 2019 and 2018, respectively, (included in "Trade and other payables" in the statement of financial position).